Financial instruments - Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future periods (Details) - Foreign currency hedge reserve - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 46	£ 28	£ 40
Principal amount of hedges	1,306
Within 1 year
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 20
Principal amount of hedges	563
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 20
Principal amount of hedges	495
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 6
Principal amount of hedges	234
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Principal amount of hedges	14